Earnings (loss) per share amounts (Tables)	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year ended March 31,
	2014	2013	2012
Net income (loss) for basic and diluted earnings per share available to common shareholders	$20,544	$(54,495)	$31,044
Weighted-average number of shares outstanding—basic	120,997,027	120,744,832	122,726,275
Effect of dilutive securities—stock-based compensation	5,823,144	—	643,768

Weighted-average number of shares outstanding—diluted	126,820,171	120,744,832	123,370,043

Earnings (loss) per share
Basic	$0.17	$(0.45)	$0.25
Diluted	$0.16	$(0.45)	$0.25